Related Parties - Key Management Personnel compensation (executive and management board) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Fixed Compensation
- Base salary		€ 7,829		€ 8,171
- Collective fixed allowances		2,181	[1]	2,598	[2]
- Pension costs		181		214
- Severance benefits		602	[3]	1,204
Variable compensation
- Upfront cash				463
- Upfront shares				711
- Deferred cash				694
- Deferred shares				1,067
Total compensation		10,793		15,122
Executive board of ING Groep N.V. [member]
Fixed Compensation
- Base salary		4,157		4,399	[4]
- Collective fixed allowances		1,191	[1]	1,418	[2],[4]
- Pension costs		78		96	[4]
- Severance benefits		602	[3]	1,204	[4]
Variable compensation
- Upfront cash	[4]			0
- Upfront shares	[4]			226
- Deferred cash	[4]			0
- Deferred shares	[4]			339
Total compensation		6,028		7,682	[4]
Management Board Banking [member]
Fixed Compensation
- Base salary		3,672	[5]	3,772	[6],[7]
- Collective fixed allowances		990	[1],[5]	1,180	[2],[6],[7]
- Pension costs		103	[5]	118	[6],[7]
- Severance benefits		0	[3],[5]	0	[6],[7]
Variable compensation
- Upfront cash	[6],[7]			463
- Upfront shares	[6],[7]			485
- Deferred cash	[6],[7]			694
- Deferred shares	[6],[7]			728
Total compensation		€ 4,765	[5]	€ 7,440	[6],[7]

[1]

The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a col lective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 10 5,075 .

[2]

The collective fixed allowances consist of two savings allowances applicab le to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 103,317 .

[3]

Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a severance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

[4]	In 2017 two members left and two members joined the Executive Board. The table includes their compensation earned in the capacity as Board members.
[5]	Excluding members that are also members of the Executive Board of ING Groep N.V
[6]	Excluding members that are also members of the Executive Board of ING Groep N.V. .
[7]	In the Management Board Banking, excluding the Executive Board members, one member left and one member joined in 2017. The table includes their compensation earned in the capacity as Board members .